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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07324
                                   ---------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 285 Wilmington-West Chester Pike       Chadds Ford, Pennsylvania      19317
--------------------------------------------------------------------------------
              (Address of principal executive offices)               (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 558-2800
                                                    ----------------------------
                                with a copy to:
                              John H. Lively, Esq.
                          Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                          Kansas City, Missouri 64112

Date of fiscal year end:        October 31, 2008
                           ---------------------------

Date of reporting period:       July 31, 2008
                           ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 98.3%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE - 3.5%
   248,540   Northrop Grumman Corp.                                $ 16,749,111
   140,625   Precision Castparts Corp.                               13,138,594
                                                                   ------------
                                                                     29,887,705
                                                                   ------------
             AIRLINES - 1.3%
   693,200   Southwest Airlines Co.                                  10,806,988
                                                                   ------------

             BIOTECHNOLOGY - 4.2%
   195,100   Genentech, Inc. (a)                                     18,583,275
   319,175   Gilead Sciences, Inc. (a)                               17,229,067
                                                                   ------------
                                                                     35,812,342
                                                                   ------------
             CAPITAL MARKETS - 3.6%
   550,700   American Capital Ltd.                                   11,190,224
   107,796   Goldman Sachs Group, Inc. (The)                         19,838,776
                                                                   ------------
                                                                     31,029,000
                                                                   ------------
             CHEMICALS - 3.9%
   277,979   Monsanto Co.                                            33,110,079
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 4.3%
   781,624   Corning, Inc.                                           15,640,296
   158,380   QUALCOMM, Inc.                                           8,764,749
   103,602   Research In Motion Ltd. (a)                             12,724,398
                                                                   ------------
                                                                     37,129,443
                                                                   ------------
             COMPUTERS & PERIPHERALS - 6.6%
   126,500   Apple, Inc. (a)                                         20,107,175
   499,250   Hewlett-Packard Co.                                     22,366,400
   544,295   NCR Corp. (a)                                           14,619,764
                                                                   ------------
                                                                     57,093,339
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES - 4.2%
   551,280   Bank of America Corp.                                   18,137,112
    49,210   CME Group, Inc.                                         17,721,997
                                                                   ------------
                                                                     35,859,109
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES - 6.0%
   230,790   National Oilwell Varco, Inc. (a)                        18,147,018
   104,900   Transocean, Inc. (a)                                    14,269,547
   509,850   Weatherford International Ltd. (a)                      19,236,640
                                                                   ------------
                                                                     51,653,205
                                                                   ------------
             FOOD & STAPLES RETAILING - 2.8%
   669,890   CVS Caremark Corp.                                      24,450,985
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 7.1%
   134,981   Alcon, Inc.                                             23,274,774
   381,765   Baxter International, Inc.                              26,192,897
 1,004,675   Boston Scientific Corp. (a)                             11,945,586
                                                                   ------------
                                                                     61,413,257
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 7.7%
   269,355   CIGNA Corp.                                           $  9,971,522
   153,801   Express Scripts, Inc. (a)                               10,849,123
   573,525   Humana, Inc. (a)                                        25,183,483
   354,480   McKesson Corp.                                          19,847,335
                                                                   ------------
                                                                     65,851,463
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE - 2.7%
   234,476   Wynn Resorts Ltd. (a)                                   22,856,720
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 2.3%
   416,355   McDermott International, Inc. (a)                       19,847,643
                                                                   ------------

             INSURANCE - 1.9%
   314,050   MetLife, Inc.                                           15,944,318
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 3.5%
    63,150   Google, Inc. - Class A (a)                              29,917,313
                                                                   ------------

             IT SERVICES - 3.7%
    83,674   MasterCard, Inc. - Class A                              20,429,007
   154,650   Visa, Inc. - Class A (a)                                11,298,729
                                                                   ------------
                                                                     31,727,736
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES - 1.0%
   144,851   Thermo Fisher Scientific, Inc. (a)                       8,766,383
                                                                   ------------

             MACHINERY - 1.7%
   239,919   AGCO Corp. (a)                                          14,359,152
                                                                   ------------

             MEDIA - 1.6%
   669,221   Comcast Corp. - Special Class A                         13,745,799
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.3%
   202,350   Petroleo Brasileiro S.A. - ADR                          11,313,388
                                                                   ------------

             PHARMACEUTICALS - 3.2%
   230,510   Abbott Laboratories                                     12,986,933
   324,035   Teva Pharmaceutical Industries Ltd. - ADR               14,529,729
                                                                   ------------
                                                                     27,516,662
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
   580,400   Intel Corp.                                             12,879,076
   582,645   MEMC Electronic Materials, Inc. (a)                     26,924,025
                                                                   ------------
                                                                     39,803,101
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 98.3% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             SOFTWARE - 9.7%
   510,250   Activision Blizzard, Inc. (a)                         $ 18,358,795
   506,945   Adobe Systems, Inc. (a)                                 20,962,176
   340,700   Electronic Arts, Inc (a)                                14,711,426
   837,150   Oracle Corp. (a)                                        18,023,840
   172,290   Salesforce.com, Inc.(a)                                 10,990,379
                                                                   ------------
                                                                     83,046,616
                                                                   ------------
             SPECIALTY RETAIL - 4.7%
   252,895   Best Buy Co., Inc.                                      10,044,989
   512,780   TJX Cos., Inc. (The)                                    17,285,814
   393,750   Urban Outfitters, Inc. (a)                              12,997,687
                                                                   ------------
                                                                     40,328,490
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
   138,066   Millicom International Cellular S.A. (a)                10,683,547
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $808,911,022)               $843,953,783
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 0.4%                                 VALUE
--------------------------------------------------------------------------------
 3,511,801   Evergreen Institutional Money Market Fund -
               Institutional Class, 2.54% (b) (Cost $3,511,801)    $  3,511,801
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 98.7%
               (Cost $812,422,823)                                 $847,465,584

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%            10,752,047
                                                                   ------------

             NET ASSETS - 100.0%                                   $858,217,631
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of July 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Chesapeake Core Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Financial   Accounting  Standards  Board's  Statement  of  Financial  Accounting
Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. However, the Fund has elected to adopt SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   o  Level 1 - quoted prices in active markets for identical securities
   o  Level 2 - other significant observable inputs
   o  Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2008:

            Tax cost of portfolio investments         $ 814,969,700
                                                      =============
            Gross unrealized appreciation             $ 100,348,568
            Gross unrealized depreciation               (67,852,684)
                                                      -------------
            Net unrealized appreciation               $  32,495,884
                                                      =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 100.1%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE - 3.4%
     4,800   Northrop Grumman Corp.                                $    323,472
     2,300   Precision Castparts Corp.                                  214,889
                                                                   ------------
                                                                        538,361
                                                                   ------------
             AIRLINES - 2.8%
    27,800   Southwest Airlines Co.                                     433,402
                                                                   ------------

             BIOTECHNOLOGY - 2.1%
     9,900   BioMarin Pharmaceutical, Inc. (a)                          322,245
                                                                   ------------

             CAPITAL MARKETS - 3.0%
    11,000   American Capital Ltd.                                      223,520
     3,200   Northern Trust Corp.                                       250,144
                                                                   ------------
                                                                        473,664
                                                                   ------------
             CHEMICALS - 3.3%
     4,405   Monsanto Co.                                               524,680
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 4.1%
     9,025   Corning, Inc.                                              180,590
     8,500   QUALCOMM, Inc.                                             470,390
                                                                   ------------
                                                                        650,980
                                                                   ------------
             COMPUTERS & PERIPHERALS - 4.3%
     1,935   Apple, Inc. (a)                                            307,568
    13,900   NCR Corp. (a)                                              373,354
                                                                   ------------
                                                                        680,922
                                                                   ------------
             CONSTRUCTION & ENGINEERING - 2.5%
     6,800   Shaw Group, Inc. (The) (a)                                 393,040
                                                                   ------------

             CONTAINERS & PACKAGING - 2.6%
    14,725   Crown Holdings, Inc. (a)                                   412,742
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.9%
       837   CME Group, Inc.                                            301,429
                                                                   ------------

             ELECTRICAL EQUIPMENT - 2.0%
     9,900   EnerSys (a)                                                319,572
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
    24,900   Symmetry Medical, Inc. (a)                                 416,079
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 100.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES - 5.3%
     4,800   Express Scripts, Inc. (a)                             $    338,592
     8,900   HealthSpring, Inc. (a)                                     173,105
     7,200   Humana, Inc. (a)                                           316,152
     4,885   Medical Resources, Inc. (a)                                     --
                                                                   ------------
                                                                        827,849
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE - 4.1%
     6,695   Orient-Express Hotels Ltd. - Class A                       222,876
     4,275   Wynn Resorts Ltd. (a)                                      416,727
                                                                   ------------
                                                                        639,603
                                                                   ------------
             INSURANCE - 4.1%
     5,165   Assurant, Inc.                                             310,520
    35,800   CastlePoint Holdings Ltd.                                  332,582
                                                                   ------------
                                                                        643,102
                                                                   ------------
             INTERNET & CATALOG RETAIL - 1.2%
     1,600   Priceline.com, Inc. (a)                                    183,920
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 8.2%
    11,278   Constant Contact, Inc. (a)                                 200,974
     2,685   Equinix, Inc. (a)                                          218,452
     1,135   Google, Inc. - Class A (a)                                 537,706
     9,275   Vocus, Inc. (a)                                            330,097
                                                                   ------------
                                                                      1,287,229
                                                                   ------------
             IT SERVICES - 3.8%
     1,246   MasterCard, Inc. - Class A                                 304,211
    12,155   NCI, Inc. - Class A (a)                                    290,140
                                                                   ------------
                                                                        594,351
                                                                   ------------
             MACHINERY - 3.7%
     4,300   AGCO Corp. (a)                                             257,355
     7,895   ESCO Technologies, Inc. (a)                                324,879
                                                                   ------------
                                                                        582,234
                                                                   ------------
             MEDIA - 4.3%
    12,880   DIRECTV Group, Inc. (The) (a)                              348,018
    11,245   DreamWorks Animation SKG, Inc. - Class A (a)               333,976
                                                                   ------------
                                                                        681,994
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS - 7.3%
     5,440   CONSOL Energy, Inc.                                        404,682
    10,000   Goodrich Petroleum Corp. (a)                               458,500
     5,950   Range Resources Corp.                                      288,932
                                                                   ------------
                                                                      1,152,114
                                                                   ------------
             PHARMACEUTICALS - 1.7%
     6,030   Teva Pharmaceutical Industries Ltd. - ADR                  270,385
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 100.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
    33,200   ANADIGICS, Inc. (a)                                   $    198,204
    11,010   MEMC Electronic Materials, Inc. (a)                        508,772
     8,500   ReneSola Ltd. - ADR (a)                                    134,045
    12,100   Tessera Technologies, Inc. (a)                             210,782
                                                                   ------------
                                                                      1,051,803
                                                                   ------------
             SOFTWARE - 7.7%
     4,933   Activision Blizzard, Inc. (a)                              177,489
     9,940   BMC Software, Inc. (a)                                     326,927
     8,320   MICROS Systems, Inc. (a)                                   263,578
    10,100   Net 1 UEPS Technologies, Inc. (a)                          238,158
     3,200   Salesforce.com, Inc. (a)                                   204,128
                                                                   ------------
                                                                      1,210,280
                                                                   ------------
             SPECIALTY RETAIL - 4.1%
     7,000   Best Buy Co., Inc.                                         278,040
    11,300   Urban Outfitters, Inc. (a)                                 373,013
                                                                   ------------
                                                                        651,053
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 3.2%
     4,190   Crown Castle International Corp. (a)                       160,058
     4,355   Millicom International Cellular S.A. (a)                   336,990
                                                                   ------------
                                                                        497,048
                                                                   ------------

             TOTAL COMMON STOCKS - 100.1% (Cost $15,024,242)       $ 15,740,081

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)             (10,735)
                                                                   ------------

             NET ASSETS - 100.0%                                   $ 15,729,346
                                                                   ============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Chesapeake Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sales price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Financial   Accounting  Standards  Board's  Statement  of  Financial  Accounting
Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. However, the Fund has elected to adopt SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   o   Level 1 - quoted prices in active markets for identical securities
   o   Level 2 - other significant observable inputs
   o   Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2008:

            Tax cost of portfolio investments          $ 15,029,402
                                                       ============
            Gross unrealized appreciation              $  1,920,667
            Gross unrealized depreciation                (1,209,988)
                                                       ------------
            Net unrealized appreciation                $    710,679
                                                       ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)            /s/ W. Whitfield Gardner
                            ----------------------------------------------------
                                    W. Whitfield Gardner, Chairman

Date      September 2, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ W. Whitfield Gardner
                            ----------------------------------------------------
                                    W. Whitfield Gardner, Chairman

Date      September 2, 2008
      -----------------------------

By (Signature and Title)            /s/ Mark J. Seger
                            ----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date      September 2, 2008
      -----------------------------